MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
The following table sets forth the Company’s marketable securities for the indicated periods:

	December 31,	June 30,
	2019	2020
Level 2 securities:
U.S government and agency bonds	$2,499	-
Canada government bonds	999	-
Other foreign government bonds	3,521	3,523
Corporate bonds*	33,947	37,155
Total	$40,966	$40,678

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities
The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the indicated periods:

	Marketable securities
	For the year ended	For the Six Months
	December 31, 2019	ended June 30, 2020

Balance at beginning of the period	$56,662	$40,966
Additions	38,702	19,640
Sale or maturity	(54,333)	(19,852)
Changes in fair value during the period	(65)	(76)
Balance at end of the period	$40,966	$40,678

Schedule of Debt Securities	As of June 30, 2020, the Company’s debt securities had the following maturity dates:
Market value
June 30,
2020
Due within one year	39,937
Between 1-2 years	741